Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at June 30, 2017.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
900,000	150,000	NIBOR	4.35%	6.43%	(45,161)	1.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(16,572)	2.9
1,200,000	146,500	NIBOR	6.00%	7.70%	(171)	4.3
					(61,904)

Interest Rate Swap Agreements
As at June 30, 2017, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(4,108)	1.2	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	150,000	(26,368)	11.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	48,201	(1,256)	4.1	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	320,000	(20,069)	0.5	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	104,000	(336)	1.5	1.7
U.S. Dollar-denominated interest rate swaps (v)	LIBOR	197,629	(1,260)	9.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (vi)	EURIBOR	230,343	(30,856)	3.5	3.1
			(84,253)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2017, ranged from 0.30% to 4.50%.

(ii)	Principal amount reducing semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reducing quarterly.

(v)	Principal amount reducing quarterly commencing December 2017.

(vi)	Principal amount reducing monthly to 70.1 million Euros ($80.1 million) by the maturity dates of the swap agreements.
At June 30, 2017, the terms of the interest rate swap underlying the interest rate swaption was as follows:

	Interest Rate Index	Principal Amount $	Option Exercise Date	Carrying Amount of Assets (Liability) $	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	160,000 (i)	January 31, 2018	154	8.0	3.1
Interest rate swaption - Put Option	LIBOR	160,000 (i)	January 31, 2018	(959)	8.0	2.0

(i)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Advances to affiliates	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2017
Interest rate swap agreements	—	—	496	(3,753)	(34,065)	(46,931)
Interest rate swaption agreements	—	154	—	—	(959)	—
Cross-currency swap agreements	—	—	1,180	(814)	(7,036)	(55,234)
Toledo Spirit time-charter derivative	135	1,200	900	—	—	—
	135	1,354	2,576	(4,567)	(42,060)	(102,165)
As at December 31, 2016
Interest rate swap agreements	—	—	1,080	(5,514)	(22,432)	(59,735)
Interest rate swaption agreements	—	31	3,252	—	(1,525)	(2,705)
Cross-currency swap agreements	—	—	—	(1,090)	(32,843)	(65,853)
Toledo Spirit time-charter derivative	1,274	500	360	—	—	—
	1,274	531	4,692	(6,604)	(56,800)	(128,293)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(2,084)	34,906	32,822	(2,329)	(6,571)	(8,900)
Cross-currency swap agreements termination	(25,733)	—	(25,733)	—	—	—
	(27,817)	34,906	7,089	(2,329)	(6,571)	(8,900)

	Six Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(5,621)	37,605	31,984	(4,620)	14,741	10,121
Cross-currency swap agreements termination	(25,733)	—	(25,733)	—	—	—
	(31,354)	37,605	6,251	(4,620)	14,741	10,121
The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,610)	(1,866)	(6,476)	(6,613)	(6,220)	(12,833)
Interest rate swaption agreements	—	112	112	—	(7,088)	(7,088)
Interest rate swaption agreements termination	(1,005)	—	(1,005)	—	—	—
Toledo Spirit time-charter derivative	(135)	120	(15)	—	2,600	2,600
	(5,750)	(1,634)	(7,384)	(6,613)	(10,708)	(17,321)

	Six Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(9,285)	2,436	(6,849)	(13,256)	(26,877)	(40,133)
Interest rate swaption agreements	—	142	142	—	(18,757)	(18,757)
Interest rate swaption agreements termination	(610)	—	(610)	—	—	—
Toledo Spirit time-charter derivative	(120)	1,240	1,120	630	2,850	3,480
	(10,015)	3,818	(6,197)	(12,626)	(42,784)	(55,410)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2017				Three Months Ended June 30, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(1,070)	—	(747)	Interest expense	(4,136)	—	484	Interest expense
(1,070)	—	(747)		(4,136)	—	484

Six Months Ended June 30, 2017				Six Months Ended June 30, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(1,102)	—	(747)	Interest expense	(9,515)	—	(914)	Interest expense
(1,102)	—	(747)		(9,515)	—	(914)

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income.

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive loss (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.